Tweedy, Browne International Value Fund

Portfolio of Investments
December 31, 2024 (Unaudited)
Shares		Value*
COMMON STOCKS—91.9%
	Belgium—0.3%
926,488	Fagron NV	$16,079,181
	Canada—4.2%
251,390	Lassonde Industries, Inc., Class A(a)	32,307,338
1,124,700	National Bank of Canada	102,475,795
1,926,024	Winpak, Ltd.	63,919,570
		198,702,703
	China—3.7%
8,383,895	Haitian International Holdings, Ltd.	22,773,085
6,463,000	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	7,257,949
1,444,150	Tencent Holdings, Ltd.	77,525,029
15,974,780	Uni-President China Holdings, Ltd.	16,061,256
2,768,830	Wuliangye Yibin Co., Ltd., Class A	53,121,478
		176,738,797
	Czech Republic—0.1%
2,800	Philip Morris CR a.s.	1,932,547
	Finland—1.2%
2,919,753	Kemira Oyj	59,016,851
	France—11.6%
376,664	Alten SA	30,832,312
2,392,742	Rubis SCA	59,167,102
885,305	Safran SA	194,439,139
149,932	Sopra Steria Group	26,548,534
1,527,083	Tarkett SA(b)	16,603,592
1,011,618	Teleperformance SE	87,070,730
2,538,022	TotalEnergies SE	140,262,859
		554,924,268
	Germany—6.1%
606,940	Brenntag SE	36,376,791
2,644,654	DHL Group	93,055,563
1,468,936	Fresenius SE & Co., KGaA(b)	51,017,131
337,215	Krones AG	41,902,336
42,354	KSB SE & Co., KGaA	28,507,419
65,633	Rheinmetall AG	41,770,042
		292,629,282
	Hong Kong—0.5%
1,309,676	Great Eagle Holdings, Ltd.	1,814,135
12,583,508	Hang Lung Group, Ltd.	16,944,431
2,791,715	Johnson Electric Holdings, Ltd.	3,917,339
5,855,578	TAI Cheung Holdings, Ltd.	2,208,671
		24,884,576
	Italy—2.8%
3,482,385	SOL SpA	133,963,259
	Japan—6.6%
1,022,770	ADEKA Corp.	18,433,418
917,775	Fuso Chemical Co., Ltd.	20,818,706
481,855	Hosokawa Micron Corp.	12,923,255
2,734,205	Kanadevia Corp.	17,136,625
1,958,145	Koito Manufacturing Co., Ltd.	25,018,804
Shares		Value*
	Japan (continued)
3,363,180	Kuraray Co., Ltd.	$48,802,062
1,567,485	Mitsubishi Gas Chemical Co., Inc.	28,220,914
221,220	Nifco, Inc.	5,389,739
164,400	Nippon Kanzai Holdings Co., Ltd.	2,803,461
820,800	Niterra Co., Ltd.	26,531,331
104,825	Okamoto Industries, Inc.	3,828,554
270,565	Shoei Co., Ltd.	3,878,741
1,162,405	Star Micronics Co., Ltd.	13,964,244
2,450,385	Subaru Corp.	43,984,068
625,760	Sumitomo Heavy Industries, Ltd.	12,920,535
328,885	Taikisha, Ltd.	10,463,381
273,065	Takara Holdings, Inc.	2,354,308
588,565	Transcosmos, Inc.	12,527,042
164,305	YAMABIKO Corp.	2,664,886
	Miscellaneous Security(c)	3,406,420
		316,070,494
	Mexico—2.0%
1,013,053	Coca-Cola FEMSA SAB de CV, Sponsored ADR	78,906,698
9,067,593	Megacable Holdings SAB de CV	14,761,781
		93,668,479
	Netherlands—3.7%
1,285,260	Aalberts NV	45,702,650
2,160,839	Heineken Holding NV	129,442,197
		175,144,847
	Philippines—0.1%
22,609,020	Alliance Global Group, Inc.	3,517,697
	Singapore—5.6%
3,906,306	DBS Group Holdings, Ltd.	125,189,634
5,323,381	United Overseas Bank, Ltd.	141,766,919
		266,956,553
	South Korea—2.7%
132,322	Binggrae Co., Ltd.	7,316,517
219,167	DB Insurance Co., Ltd.	15,304,397
167,062	Dentium Co., Ltd.(b)	7,058,558
998,776	LG Corp.	48,848,196
991,707	LX Holdings Corp.	4,621,207
1,311,490	Samsung Electronics Co., Ltd.	47,394,130
		130,543,005
	Sweden—3.6%
344,776	Autoliv, Inc.	32,336,541
2,107,401	Husqvarna AB, Class B	11,012,633
2,755,869	SKF AB, Class B	51,778,936
2,266,594	Trelleborg AB, Class B	77,664,320
		172,792,430
	Switzerland—14.2%
142,761	Coltene Holding AG, Registered	8,097,010
1,925,964	Nestlé SA, Registered	159,135,100
1,284,801	Novartis AG, Registered	125,751,005
63,203	Phoenix Mecano AG, Registered(a)(b)	29,640,028
579,564	Roche Holding AG	163,397,078

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Tweedy, Browne International Value Fund

Portfolio of Investments
December 31, 2024 (Unaudited)
Shares		Value*
	Switzerland (continued)
400,000	TX Group AG	$80,242,759
187,816	Zurich Insurance Group AG	111,663,736
		677,926,716
	United Kingdom—13.4%
4,003,983	Babcock International Group plc	25,098,015
9,172,199	BAE Systems plc	131,931,204
10,810,735	CNH Industrial NV	122,485,628
1,043,507	Computacenter plc	27,758,305
4,130,268	CVS Group plc(a)	43,451,080
4,396,459	Diageo plc	139,717,928
2,704,933	Grafton Group plc	32,511,355
1,968,375	Howden Joinery Group plc	19,561,305
5,273,360	Inchcape plc	50,820,520
15,698,026	Johnson Service Group plc	26,659,242
2,567,623	SThree plc	9,518,445
16,292,379	Vertu Motors plc	12,059,104
		641,572,131
	United States—9.5%
430,054	Alphabet, Inc., Class A	81,409,222
105	Berkshire Hathaway, Inc., Class A(b)	71,496,600
1,950,303	FMC Corp.	94,804,229
2,589,316	Ionis Pharmaceuticals, Inc.(b)	90,522,487
750,927	Johnson & Johnson	108,599,063
293,905	Kenvue, Inc.	6,274,872
		453,106,473

TOTAL COMMON STOCKS (Cost $2,738,131,728)		4,390,170,289

PREFERRED STOCKS—2.1%
	Chile—0.5%
11,044,000	Embotelladora Andina SA, Class A	26,631,528
	Croatia—0.1%
92,445	Adris Grupa DD	5,647,881
Shares		Value*

	Germany—1.5%
1,155,260	Dr. Ing. h.c. F. Porsche AG	$69,886,195

TOTAL PREFERRED STOCKS (Cost $123,394,040)		102,165,604

REGISTERED INVESTMENT COMPANY—2.0%
93,133,434	Dreyfus Treasury Securities Cash Management– Institutional Shares 4.33%(d) (Cost $93,133,434)	93,133,434
Face Value
U.S. TREASURY BILL—1.0%
$50,000,000	4.396%(e) due 04/10/2025 (Cost $49,413,384)	49,434,084
INVESTMENTS IN SECURITIES (Cost $3,004,072,586)	97.0%	4,634,903,411

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	2.5	119,826,915
OTHER ASSETS AND LIABILITIES (Net)	0.5	23,884,974
NET ASSETS	100.0%	$4,778,615,300

*	See Note 1 in Notes to Portfolio of Investments.
(a)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(b)	Non-income producing security.
(c)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $3,406,420 represents 0.1% of the net assets of the Fund.
(d)	Rate disclosed is the 7-day yield at December 31, 2024.
(e)	Rate represents annualized yield at date of purchase.
Abbreviations:
ADR —	American Depositary Receipt

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Tweedy, Browne International Value Fund

Sector Diversification
December 31, 2024 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Machinery	10.0%
Chemicals	8.5
Beverages	8.4
Pharmaceuticals	8.3
Aerospace & Defense	8.3
Banks	7.8
Food Products	4.5
Interactive Media & Services	3.3
Oil, Gas & Consumable Fuels	2.9
Insurance	2.7
Health Care Providers & Services	2.3
Professional Services	2.3
Media	2.1
Automobile Components	2.0
Air Freight & Logistics	1.9
Biotechnology	1.9
Trading Companies & Distributors	1.8
IT Services	1.8
Financial Services	1.5
Containers & Packaging	1.3
Gas Utilities	1.2
Industrial Conglomerates	1.2
Distributors	1.1
Technology Hardware, Storage & Peripherals	1.0
Automobiles	0.9
Electrical Equipment	0.6
Commercial Services & Supplies	0.6
Real Estate Management & Development	0.4
Building Products	0.4
Health Care Equipment & Supplies	0.3
Specialty Retail	0.2
Construction & Engineering	0.2
Personal Care Products	0.1
Tobacco	0.1
Total Common Stocks	91.9
Preferred Stocks	2.1
Registered Investment Company	2.0
U.S. Treasury Bill	1.0
Unrealized Appreciation on Forward Contracts	2.5
Other Assets and Liabilities (Net)	0.5
Net Assets	100.0%

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Tweedy, Browne International Value Fund

Portfolio Composition
December 31, 2024 (Unaudited)
Portfolio Composition	Percentage of Net Assets
Switzerland	14%
United Kingdom	13
France	12
United States	9
Germany	8
Japan	7
Singapore	6
Canada	4
Other Countries(a)	21
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	6
Total	100%

(a)	“Other Countries” include Belgium, Chile, China, Croatia, Czech Republic, Finland, Hong Kong, Italy, Mexico, Netherlands, Philippines South Korea and Sweden
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
December 31, 2024 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/24*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
50,000,000	Canadian Dollar	SSB	1/2/25	$34,758,719	$34,768,265	$9,546
7,500,000,000	Chilean Peso	JPM	1/2/25	7,559,569	7,541,139	(18,430)
420,000,000	Chinese Yuan	JPM	2/28/25	59,857,045	57,273,964	(2,583,081)
75,000,000	Chinese Yuan	JPM	4/23/25	10,735,906	10,253,227	(482,679)
50,000,000	Great Britain Pound Sterling	JPM	7/28/25	63,154,500	62,522,431	(632,069)
60,000,000	Singapore Dollar	JPM	1/2/25	44,174,489	43,985,522	(188,967)
195,000,000	Swedish Krona	NTC	2/28/25	19,317,450	17,705,048	(1,612,402)
85,000,000	Swiss Franc	JPM	1/3/25	94,242,347	93,824,824	(417,523)
TOTAL				$333,800,025	$327,874,420	$(5,925,605)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
50,000,000	Canadian Dollar	SSB	1/2/25	$(37,830,640)	$(34,768,265)	$3,062,375
44,000,000	Canadian Dollar	NTC	4/3/25	(32,547,508)	(30,700,079)	1,847,429
55,000,000	Canadian Dollar	NTC	9/11/25	(40,977,530)	(38,621,496)	2,356,034
33,000,000	Canadian Dollar	NTC	12/18/25	(23,652,523)	(23,264,737)	387,786
50,000,000	Canadian Dollar	SSB	1/6/26	(35,240,751)	(35,276,523)	(35,772)
7,500,000,000	Chilean Peso	JPM	1/2/25	(8,369,602)	(7,541,139)	828,463
12,850,000,000	Chilean Peso	SSB	4/3/25	(13,041,713)	(12,905,362)	136,351
12,000,000,000	Chilean Peso	JPM	1/13/26	(11,930,801)	(11,982,444)	(51,643)
420,000,000	Chinese Yuan	JPM	2/28/25	(59,816,278)	(57,273,964)	2,542,314
250,000,000	Chinese Yuan	JPM	4/23/25	(35,193,918)	(34,177,423)	1,016,495
300,000,000	Chinese Yuan	JPM	4/30/25	(42,216,656)	(41,029,347)	1,187,309
250,000,000	Chinese Yuan	SSB	5/9/25	(35,270,880)	(34,208,752)	1,062,128
280,000,000	Chinese Yuan	JPM	6/6/25	(39,537,971)	(38,375,361)	1,162,610
100,000,000	European Union Euro	NTC	4/15/25	(110,133,500)	(104,061,793)	6,071,707
100,000,000	European Union Euro	SSB	4/23/25	(108,357,000)	(104,108,677)	4,248,323
110,000,000	European Union Euro	BNY	5/23/25	(121,689,040)	(114,713,354)	6,975,686
75,000,000	European Union Euro	NTC	6/6/25	(82,540,125)	(78,275,470)	4,264,655
75,000,000	European Union Euro	BNY	6/10/25	(82,835,250)	(78,293,151)	4,542,099
90,000,000	European Union Euro	SSB	12/12/25	(96,753,600)	(94,994,744)	1,758,856
75,000,000	European Union Euro	NTC	12/17/25	(81,008,925)	(79,186,185)	1,822,740
65,000,000	European Union Euro	SSB	12/17/25	(70,176,600)	(68,628,027)	1,548,573
50,000,000	Great Britain Pound Sterling	JPM	7/28/25	(64,911,500)	(62,522,431)	2,389,069
75,000,000	Great Britain Pound Sterling	NTC	8/14/25	(95,168,250)	(93,773,842)	1,394,408
94,000,000	Great Britain Pound Sterling	NTC	8/26/25	(120,884,000)	(117,521,209)	3,362,791
75,000,000	Great Britain Pound Sterling	NTC	9/26/25	(98,813,250)	(93,749,050)	5,064,200
52,000,000	Great Britain Pound Sterling	JPM	10/10/25	(67,978,040)	(64,993,747)	2,984,293
49,000,000	Hong Kong Dollar	SSB	5/9/25	(6,309,501)	(6,318,479)	(8,978)
315,000,000	Hong Kong Dollar	NTC	5/14/25	(40,582,324)	(40,621,213)	(38,889)
5,800,000,000	Japanese Yen	SSB	2/13/25	(41,272,708)	(37,097,326)	4,175,382
2,700,000,000	Japanese Yen	SSB	6/30/25	(17,918,376)	(17,536,476)	381,900
6,400,000,000	Japanese Yen	JPM	8/21/25	(45,435,829)	(41,790,361)	3,645,468
2,200,000,000	Japanese Yen	JPM	8/29/25	(15,817,462)	(14,377,272)	1,440,190
6,100,000,000	Japanese Yen	JPM	9/11/25	(43,650,936)	(39,917,695)	3,733,241
3,800,000,000	Japanese Yen	BNY	10/2/25	(27,462,600)	(24,920,728)	2,541,872
3,500,000,000	Japanese Yen	SSB	12/22/25	(23,893,558)	(23,147,065)	746,493
2,200,000,000	Japanese Yen	JPM	1/13/26	(14,574,043)	(14,581,502)	(7,459)
290,000,000	Mexican Peso	BNY	4/15/25	(16,624,151)	(13,702,218)	2,921,933
265,000,000	Mexican Peso	NTC	4/23/25	(14,975,136)	(12,505,359)	2,469,777
290,000,000	Mexican Peso	BNY	5/23/25	(16,405,499)	(13,621,336)	2,784,163
100,000,000	Mexican Peso	JPM	6/9/25	(5,373,672)	(4,684,642)	689,030
73,000,000	Mexican Peso	NTC	9/11/25	(3,479,836)	(3,374,472)	105,364
155,000,000	Philippine Peso	SSB	4/3/25	(2,743,363)	(2,668,400)	74,963
37,800,000	Philippine Peso	JPM	11/26/25	(637,867)	(646,530)	(8,663)
60,000,000	Singapore Dollar	JPM	1/2/25	(45,984,059)	(43,985,521)	1,998,538
40,000,000	Singapore Dollar	SSB	1/24/25	(30,130,124)	(29,350,846)	779,278
70,000,000	Singapore Dollar	NTC	4/23/25	(52,262,207)	(51,552,023)	710,184
40,000,000	Singapore Dollar	NTC	5/14/25	(30,122,750)	(29,485,805)	636,945

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
December 31, 2024 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/24*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
75,000,000	Singapore Dollar	SSB	7/3/25	$(56,114,539)	$(55,409,163)	$705,376
67,000,000	Singapore Dollar	JPM	7/18/25	(50,429,023)	(49,532,383)	896,640
75,000,000	Singapore Dollar	SSB	11/24/25	(56,749,738)	(55,771,610)	978,128
57,000,000,000	South Korean Won	SSB	4/1/25	(43,219,471)	(38,858,284)	4,361,187
55,000,000,000	South Korean Won	JPM	5/23/25	(41,548,631)	(37,603,235)	3,945,396
36,000,000,000	South Korean Won	JPM	12/12/25	(25,883,453)	(24,883,762)	999,691
440,000,000	Swedish Krona	NTC	2/28/25	(43,027,156)	(39,949,852)	3,077,304
355,000,000	Swedish Krona	NTC	4/15/25	(33,881,967)	(32,314,695)	1,567,272
500,000,000	Swedish Krona	SSB	5/9/25	(46,357,806)	(45,573,829)	783,977
85,000,000	Swiss Franc	JPM	1/3/25	(102,955,426)	(93,824,824)	9,130,602
26,000,000	Swiss Franc	JPM	1/31/25	(31,185,530)	(28,790,234)	2,395,296
50,000,000	Swiss Franc	NTC	4/23/25	(57,039,209)	(55,881,267)	1,157,942
36,000,000	Swiss Franc	NTC	5/23/25	(41,436,941)	(40,376,763)	1,060,178
120,000,000	Swiss Franc	SSB	12/22/25	(140,581,068)	(137,993,095)	2,587,973
85,000,000	Swiss Franc	JPM	1/7/26	(98,330,692)	(97,925,145)	405,547
TOTAL				$(2,981,272,502)	$(2,855,519,982)	$125,752,520
Unrealized Appreciation on Forward Contracts (Net)						$119,826,915

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BNY —	The Bank of New York Mellon
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

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Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
December 31, 2024 (Unaudited)
Shares		Value*
COMMON STOCKS—92.6%
	Belgium—0.7%
79,510	Fagron NV	$1,379,894
	Canada—4.7%
1,750	E-L Financial Corp., Ltd.	1,612,258
21,490	Lassonde Industries, Inc., Class A	2,761,783
154,890	Winpak, Ltd.	5,140,384
		9,514,425
	China—2.1%
515,680	Haitian International Holdings, Ltd.	1,400,736
357,122	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	401,048
131,955	Wuliangye Yibin Co., Ltd., Class A	2,531,627
		4,333,411
	Finland—2.8%
287,855	Kemira Oyj	5,818,402
	France—12.6%
44,415	Alten SA	3,635,647
123,575	Rubis SCA	3,055,731
28,814	Safran SA	6,328,406
7,040	Sopra Steria Group	1,246,576
439,306	Tarkett SA(a)	4,776,464
38,460	Teleperformance SE	3,310,281
60,820	TotalEnergies SE	3,361,195
		25,714,300
	Germany—6.1%
18,075	Brenntag SE	1,083,320
169,154	DHL Group	5,951,902
31,725	Fresenius SE & Co., KGaA(a)	1,101,831
6,668	Rheinmetall AG	4,243,637
		12,380,690
	Hong Kong—1.0%
1,663,100	Chow Sang Sang Holdings International, Ltd.	1,389,494
405,955	Hang Lung Group, Ltd.	546,642
45,710	Luk Fook Holdings International, Ltd.	84,383
		2,020,519
	Italy—0.5%
28,467	SOL SpA	1,095,092
	Japan—12.6%
103,690	ADEKA Corp.	1,868,808
12,000	Fukuda Denshi Co., Ltd.	555,103
50,620	Fuso Chemical Co., Ltd.	1,148,258
111,630	Inaba Denki Sangyo Co., Ltd.	2,782,227
20,600	Kamigumi Co., Ltd.	448,806
199,525	Kanadevia Corp.	1,250,523
89,190	Koito Manufacturing Co., Ltd.	1,139,562
288,625	Kuraray Co., Ltd.	4,188,148
143,035	Mitsubishi Gas Chemical Co., Inc.	2,575,194
48,080	Nifco, Inc.	1,171,407
24,910	Okamoto Industries, Inc.	909,795
Shares		Value*
	Japan (continued)
86,595	Star Micronics Co., Ltd.	$1,040,286
142,920	Subaru Corp.	2,565,394
44,060	Taikisha, Ltd.	1,401,756
79,895	Takara Holdings, Inc.	688,838
92,200	Transcosmos, Inc.	1,962,389
		25,696,494
	Mexico—1.9%
23,120	Coca-Cola FEMSA SAB de CV, Sponsored ADR	1,800,817
1,244,322	Megacable Holdings SAB de CV	2,025,720
		3,826,537
	Netherlands—2.3%
63,005	Aalberts NV	2,240,399
41,905	Heineken Holding NV	2,510,264
		4,750,663
	Philippines—0.5%
6,997,100	Alliance Global Group, Inc.	1,088,666
	Singapore—4.1%
98,431	DBS Group Holdings, Ltd.	3,154,525
194,715	United Overseas Bank, Ltd.	5,185,454
		8,339,979
	South Korea—3.4%
15,005	DB Insurance Co., Ltd.	1,047,797
8,035	Dentium Co., Ltd.(a)	339,488
66,311	LG Corp.	3,243,142
62,540	Samsung Electronics Co., Ltd.	2,260,047
		6,890,474
	Sweden—2.9%
16,520	Autoliv, Inc.	1,549,411
66,115	SKF AB, Class B	1,242,208
92,083	Trelleborg AB, Class B	3,155,203
		5,946,822
	Switzerland—7.1%
60,675	Nestlé SA, Registered	5,013,345
42,996	Novartis AG, Registered	4,208,271
18,730	Roche Holding AG	5,280,568
		14,502,184
	United Kingdom—16.1%
242,737	BAE Systems plc	3,491,484
499,182	CNH Industrial NV	5,655,732
82,845	Computacenter plc	2,203,758
201,529	CVS Group plc	2,120,117
161,513	Diageo plc	5,132,827
229,117	Grafton Group plc	2,753,822
243,576	Howden Joinery Group plc	2,420,608
412,585	Inchcape plc	3,976,172
1,504,280	Johnson Service Group plc	2,554,650
127,255	SThree plc	471,747
2,741,248	Vertu Motors plc	2,028,985
		32,809,902

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
December 31, 2024 (Unaudited)
Shares		Value*
	United States—11.2%
6,907	Alphabet, Inc., Class A	$1,307,495
838	AutoZone, Inc.(a)	2,683,276
2,710	Berkshire Hathaway, Inc., Class B(a)	1,228,389
116,052	FMC Corp.	5,641,288
129,827	Ionis Pharmaceuticals, Inc.(a)	4,538,752
52,371	Johnson & Johnson	7,573,894
		22,973,094

TOTAL COMMON STOCKS (Cost $157,303,944)		189,081,548

PREFERRED STOCKS—2.2%
	Chile—0.6%
502,909	Embotelladora Andina SA, Class A	1,212,716
	Germany—1.6%
46,923	Dr. Ing. h.c. F. Porsche AG	2,838,556
648	KSB AG	402,602
		3,241,158

TOTAL PREFERRED STOCKS (Cost $5,503,022)		4,453,874

Shares		Value*

REGISTERED INVESTMENT COMPANY—2.2%
4,374,663	Dreyfus Government Securities Cash Management– Institutional Shares 4.34%(b) (Cost $4,374,663)	$4,374,663
INVESTMENTS IN SECURITIES (Cost $167,181,629)	97.0%	197,910,085
OTHER ASSETS AND LIABILITIES (Net)	3.0	6,193,394
NET ASSETS	100.0%	$204,103,479

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at December 31, 2024.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Sector Diversification
December 31, 2024 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Chemicals	11.3%
Pharmaceuticals	8.4
Machinery	8.0
Aerospace & Defense	6.9
Beverages	6.1
Trading Companies & Distributors	4.5
Banks	4.1
Food Products	3.8
IT Services	3.5
Air Freight & Logistics	2.9
Professional Services	2.8
Containers & Packaging	2.5
Specialty Retail	2.3
Building Products	2.3
Health Care Providers & Services	2.3
Biotechnology	2.2
Industrial Conglomerates	2.1
Automobile Components	2.0
Distributors	1.9
Oil, Gas & Consumable Fuels	1.7
Gas Utilities	1.5
Insurance	1.3
Commercial Services & Supplies	1.3
Automobiles	1.2
Technology Hardware, Storage & Peripherals	1.1
Media	1.0
Construction & Engineering	0.7
Textiles, Apparel & Luxury Goods	0.7
Interactive Media & Services	0.6
Financial Services	0.6
Health Care Equipment & Supplies	0.5
Real Estate Management & Development	0.3
Transportation Infrastructure	0.2
Total Common Stocks	92.6
Preferred Stocks	2.2
Registered Investment Company	2.2
Other Assets and Liabilities (Net)	3.0
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio Composition
December 31, 2024 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United Kingdom	16%
France	13
Japan	13
United States	11
Germany	8
Switzerland	7
Canada	5
Singapore	4
Other Countries(a)	18
Money Market Funds and Other Assets and Liabilities (Net)	5
Total	100%

(a)	“Other Countries” include Belgium, Chile, China, Finland, Hong Kong, Italy, Mexico, Netherlands, Philippines, South Korea and Sweden

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
December 31, 2024 (Unaudited)
Shares		Value*
COMMON STOCKS—92.6%
	Belgium—0.3%
66,181	Fagron NV	$1,148,570
	Canada—2.1%
18,010	Lassonde Industries, Inc., Class A	2,314,552
180,543	Winpak, Ltd.	5,991,738
		8,306,290
	China—3.0%
231,680	Baidu, Inc., Class A(a)	2,466,537
1,006,590	Haitian International Holdings, Ltd.	2,734,190
345,561	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	388,065
2,349,905	Uni-President China Holdings, Ltd.	2,362,625
215,487	Wuliangye Yibin Co., Ltd., Class A	4,134,233
		12,085,650
	Finland—1.2%
227,906	Kemira Oyj	4,606,655
	France—13.7%
73,222	Alten SA	5,993,680
299,826	Rubis SCA	7,414,019
72,857	Safran SA	16,001,550
12,410	Sopra Steria Group	2,197,445
150,328	Tarkett SA(a)	1,634,479
95,170	Teleperformance SE	8,191,354
236,380	TotalEnergies SE	13,063,455
		54,495,982
	Germany—5.7%
54,875	Brenntag SE	3,288,919
190,881	DHL Group	6,716,394
143,555	Fresenius SE & Co., KGaA(a)	4,985,761
11,893	Rheinmetall AG	7,568,923
		22,559,997
	Hong Kong—0.3%
1,046,000	Chow Sang Sang Holdings International, Ltd.	873,917
214,000	Luk Fook Holdings International, Ltd.	395,054
		1,268,971
	Japan—7.3%
110,975	ADEKA Corp.	2,000,106
72,285	Dentsu Group, Inc.	1,753,311
94,205	Fuso Chemical Co., Ltd.	2,136,936
37,260	Hosokawa Micron Corp.	999,306
36,595	Inaba Denki Sangyo Co., Ltd.	912,081
352,585	Kanadevia Corp.	2,209,826
160,830	Koito Manufacturing Co., Ltd.	2,054,891
148,315	Mitsubishi Gas Chemical Co., Inc.	2,670,255
5,300	Nifco, Inc.	129,128
28,005	Okamoto Industries, Inc.	1,022,835
Shares		Value*
	Japan (continued)
80,005	Shoei Co., Ltd.	$1,146,928
88,200	Star Micronics Co., Ltd.	1,059,567
250,250	Subaru Corp.	4,491,952
38,520	Taikisha, Ltd.	1,225,503
225,715	Takara Holdings, Inc.	1,946,067
87,100	Transcosmos, Inc.	1,853,840
99,120	YAMABIKO Corp.	1,607,641
		29,220,173
	Mexico—1.1%
54,420	Coca-Cola FEMSA SAB de CV, Sponsored ADR	4,238,774
	Netherlands—2.8%
94,810	Aalberts NV	3,371,356
128,033	Heineken Holding NV	7,669,647
		11,041,003
	Philippines—0.3%
6,542,900	Alliance Global Group, Inc.	1,017,998
	Singapore—2.5%
371,712	United Overseas Bank, Ltd.	9,899,059
	South Korea—2.3%
16,075	DB Insurance Co., Ltd.	1,122,515
11,335	Dentium Co., Ltd.(a)	478,916
70,858	LG Corp.	3,465,527
61,295	LX Holdings Corp.	285,626
105,905	Samsung Electronics Co., Ltd.	3,827,155
		9,179,739
	Sweden—2.1%
26,854	Autoliv, Inc.	2,518,636
373,593	Husqvarna AB, Class B	1,952,283
111,490	Trelleborg AB, Class B	3,820,179
		8,291,098
	Switzerland—6.8%
118,780	Nestlé SA, ADR	9,704,326
50,749	Novartis AG, Registered	4,967,102
44,523	Roche Holding AG	12,552,416
		27,223,844
	United Kingdom—9.4%
389,775	BAE Systems plc	5,606,451
650,620	CNH Industrial NV	7,371,525
74,115	Computacenter plc	1,971,531
350,760	CVS Group plc	3,690,051
62,715	Diageo plc, Sponsored ADR	7,972,958
223,196	Grafton Group plc	2,682,656
252,750	Howden Joinery Group plc	2,511,777
282,425	Inchcape plc	2,721,791

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
December 31, 2024 (Unaudited)
Shares		Value*
	United Kingdom (continued)
1,269,763	Johnson Service Group plc	$2,156,381
205,013	SThree plc	760,005
		37,445,126
	United States—31.7%
56,760	Alphabet, Inc., Class A	10,744,668
48,220	Atmus Filtration Technologies, Inc.	1,889,260
1,782	AutoZone, Inc.(a)	5,705,964
76,760	Bank of America Corp.	3,373,602
28	Berkshire Hathaway, Inc., Class A(a)	19,065,760
107,535	Enterprise Products Partners LP	3,372,297
372,000	Envista Holdings Corp.(a)	7,175,880
35,160	FedEx Corp.	9,891,563
167,744	FMC Corp.	8,154,036
190,425	Ionis Pharmaceuticals, Inc.(a)	6,657,258
63,514	Johnson & Johnson	9,185,395
14,188	Kenvue, Inc.	302,914
150,612	Sealed Air Corp.	5,095,204
131,295	Truist Financial Corp.	5,695,577
122,928	U-Haul Holding Co.	7,873,538
15,355	Vertex Pharmaceuticals, Inc.(a)	6,183,458
225,783	Wells Fargo & Co.	15,858,998
		126,225,372

TOTAL COMMON STOCKS (Cost $253,774,074)		368,254,301

PREFERRED STOCKS—1.7%
	Chile—0.3%
492,000	Embotelladora Andina SA, Class A	1,186,410
	Germany—1.4%
91,851	Dr. Ing. h.c. F. Porsche AG	5,556,426

TOTAL PREFERRED STOCKS (Cost $8,224,185)		6,742,836

Shares		Value*

REGISTERED INVESTMENT COMPANY—2.9%
11,482,561	Dreyfus Government Securities Cash Management– Institutional Shares 4.34%(b) (Cost $11,482,561)	$11,482,561
Face Value
U.S. TREASURY BILL—1.0%
$4,000,000	4.324%(c) due 02/27/2025 (Cost $3,972,352)	3,973,742
INVESTMENTS IN SECURITIES (Cost $277,453,172)	98.2%	390,453,440

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	2.0	7,813,686
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(613,867)
NET ASSETS	100.0%	$397,653,259

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at December 31, 2024.
(c)	Rate represents annualized yield at date of purchase.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification
December 31, 2024 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Banks	8.7%
Aerospace & Defense	7.3
Machinery	7.1
Pharmaceuticals	6.7
Beverages	6.5
Chemicals	5.2
Financial Services	4.8
Air Freight & Logistics	4.2
Oil, Gas & Consumable Fuels	4.1
Food Products	3.6
Interactive Media & Services	3.3
Biotechnology	3.3
Containers & Packaging	2.8
Professional Services	2.8
IT Services	2.5
Health Care Providers & Services	2.5
Trading Companies & Distributors	2.3
Ground Transportation	2.0
Health Care Equipment & Supplies	1.9
Gas Utilities	1.9
Specialty Retail	1.5
Automobile Components	1.4
Industrial Conglomerates	1.3
Automobiles	1.1
Technology Hardware, Storage & Peripherals	0.9
Distributors	0.7
Commercial Services & Supplies	0.5
Media	0.4
Building Products	0.4
Construction & Engineering	0.3
Insurance	0.3
Textiles, Apparel & Luxury Goods	0.2
Personal Care Products	0.1
Total Common Stocks	92.6
Preferred Stocks	1.7
Registered Investment Company	2.9
U.S. Treasury Bill	1.0
Unrealized Appreciation on Forward Contracts	2.0
Other Assets and Liabilities (Net)	(0.2)
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio Composition
December 31, 2024 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United States	32%
France	14
United Kingdom	10
Japan	7
Germany	7
Switzerland	7
China	3
Netherlands	3
Other Countries(a)	11
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	6
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, Finland, Hong Kong, Mexico, Philippines, Singapore, South Korea and Sweden
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts
December 31, 2024 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/24*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
1,700,000,000	South Korean Won	JPM	1/2/25	$1,230,992	$1,154,842	$(76,150)
13,000,000	Swedish Krona	NTC	2/28/25	1,237,494	1,180,337	(57,157)
11,300,000	Swedish Krona	NTC	4/15/25	1,095,193	1,028,609	(66,584)
8,800,000	Swiss Franc	JPM	1/3/25	9,756,855	9,713,629	(43,226)
TOTAL				$13,320,534	$13,077,417	$(243,117)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
2,300,000	Canadian Dollar	SSB	1/13/25	$(1,735,740)	$(1,599,995)	$135,745
630,000	Canadian Dollar	SSB	9/9/25	(471,169)	(442,356)	28,813
1,040,000,000	Chilean Peso	SSB	8/14/25	(1,092,437)	(1,041,700)	50,737
31,400,000	Chinese Yuan	JPM	2/28/25	(4,471,979)	(4,281,911)	190,068
18,400,000	Chinese Yuan	SSB	5/9/25	(2,595,937)	(2,517,764)	78,173
9,800,000	Chinese Yuan	JPM	5/23/25	(1,391,454)	(1,342,059)	49,395
14,200,000	European Union Euro	SSB	2/13/25	(15,515,687)	(14,731,029)	784,658
10,000,000	European Union Euro	NTC	4/15/25	(11,013,350)	(10,406,179)	607,171
9,700,000	European Union Euro	BNY	5/23/25	(10,730,761)	(10,115,632)	615,129
12,500,000	European Union Euro	BNY	5/30/25	(13,789,262)	(13,040,758)	748,504
3,500,000	European Union Euro	NTC	11/6/25	(3,848,404)	(3,686,230)	162,174
7,700,000	Great Britain Pound Sterling	SSB	1/24/25	(9,757,163)	(9,641,513)	115,650
1,800,000	Great Britain Pound Sterling	BNY	5/23/25	(2,288,934)	(2,251,855)	37,079
2,500,000	Great Britain Pound Sterling	JPM	7/28/25	(3,245,575)	(3,126,122)	119,453
4,400,000	Great Britain Pound Sterling	NTC	8/14/25	(5,583,204)	(5,501,399)	81,805
5,200,000	Hong Kong Dollar	SSB	2/13/25	(669,013)	(669,741)	(728)
9,700,000	Hong Kong Dollar	SSB	4/3/25	(1,248,329)	(1,250,265)	(1,936)
3,500,000	Hong Kong Dollar	JPM	5/23/25	(451,335)	(451,395)	(60)
4,500,000	Hong Kong Dollar	BNY	9/11/25	(581,023)	(581,048)	(25)
6,500,000	Hong Kong Dollar	SSB	12/12/25	(839,116)	(840,057)	(941)
580,000,000	Japanese Yen	SSB	2/13/25	(4,127,271)	(3,709,733)	417,538
405,000,000	Japanese Yen	JPM	3/24/25	(2,881,001)	(2,602,194)	278,807
160,000,000	Japanese Yen	SSB	4/25/25	(1,091,171)	(1,031,681)	59,490
466,000,000	Japanese Yen	JPM	5/30/25	(3,138,380)	(3,016,343)	122,037
434,000,000	Japanese Yen	SSB	6/30/25	(2,880,213)	(2,818,826)	61,387
220,000,000	Japanese Yen	JPM	8/29/25	(1,581,746)	(1,437,727)	144,019
145,000,000	Japanese Yen	SSB	9/9/25	(1,043,585)	(948,668)	94,917
190,000,000	Japanese Yen	BNY	10/2/25	(1,373,130)	(1,246,036)	127,094
105,000,000	Japanese Yen	JPM	1/13/26	(695,579)	(695,935)	(356)
23,500,000	Mexican Peso	JPM	6/9/25	(1,262,813)	(1,100,891)	161,922
17,000,000	Mexican Peso	BNY	7/18/25	(898,853)	(791,826)	107,027
44,000,000	Philippine Peso	SSB	4/3/25	(778,761)	(757,481)	21,280
11,800,000	Philippine Peso	JPM	11/26/25	(199,122)	(201,827)	(2,705)
10,000,000	Singapore Dollar	SSB	1/24/25	(7,532,531)	(7,337,712)	194,819
1,100,000	Singapore Dollar	NTC	5/14/25	(828,376)	(810,860)	17,516
1,900,000	Singapore Dollar	SSB	11/24/25	(1,437,660)	(1,412,881)	24,779
1,700,000,000	South Korean Won	JPM	1/2/25	(1,338,056)	(1,154,842)	183,214
7,500,000,000	South Korean Won	JPM	3/24/25	(5,776,118)	(5,110,957)	665,161
1,650,000,000	South Korean Won	JPM	5/14/25	(1,231,803)	(1,127,533)	104,270
1,760,000,000	South Korean Won	JPM	6/10/25	(1,296,787)	(1,204,509)	92,278
13,000,000	Swedish Krona	NTC	2/28/25	(1,271,257)	(1,180,337)	90,920
46,500,000	Swedish Krona	NTC	4/15/25	(4,438,060)	(4,232,770)	205,290
8,800,000	Swiss Franc	JPM	1/3/25	(10,658,915)	(9,713,629)	945,286
2,500,000	Swiss Franc	BNY	6/10/25	(2,886,299)	(2,809,903)	76,396
1,000,000	Swiss Franc	SSB	12/22/25	(1,171,509)	(1,149,942)	21,567
8,800,000	Swiss Franc	JPM	1/7/26	(10,180,119)	(10,138,133)	41,986
TOTAL				$(163,318,987)	$(155,262,184)	$8,056,803
Unrealized Appreciation on Forward Contracts (Net)						$7,813,686

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BNY —	The Bank of New York Mellon
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments
December 31, 2024 (Unaudited)
Shares		Value*
COMMON STOCKS—90.2%
	Belgium—1.0%
7,175	KBC Group NV	$553,811
	China—3.1%
308,710	Haitian International Holdings, Ltd.	838,545
976,845	Uni-President China Holdings, Ltd.	982,133
		1,820,678
	Finland—3.3%
95,220	Kemira Oyj	1,924,678
	France—8.8%
58,430	Rubis SCA	1,444,842
8,630	Safran SA	1,895,403
44,294	Tarkett SA(a)	481,597
14,570	Teleperformance SE	1,254,051
		5,075,893
	Germany—3.2%
36,145	DHL Group	1,271,809
1,154	Muenchener Rueckversicherungs AG, Registered	582,068
		1,853,877
	Hong Kong—3.9%
407,000	Hang Lung Group, Ltd.	548,049
22,115	Jardine Matheson Holdings, Ltd.	906,052
360,840	Johnson Electric Holdings, Ltd.	506,331
172,775	Luk Fook Holdings International, Ltd.	318,951
		2,279,383
	Japan—12.2%
42,370	ADEKA Corp.	763,636
19,655	Dentsu Group, Inc.	476,743
45,315	Inaba Denki Sangyo Co., Ltd.	1,129,415
56,600	Kuraray Co., Ltd.	821,305
48,915	Mitsubishi Gas Chemical Co., Inc.	880,663
36,975	Nippon Express Holdings, Inc.	563,001
49,970	Shoei Co., Ltd.	716,355
38,870	Subaru Corp.	697,711
17,685	Sumitomo Heavy Industries, Ltd.	365,155
30,400	Transcosmos, Inc.	647,035
		7,061,019
	Mexico—2.8%
9,925	Coca-Cola FEMSA SAB de CV, Sponsored ADR	773,058
531,475	Megacable Holdings SAB de CV	865,226
		1,638,284
	Netherlands—1.2%
19,775	Aalberts NV	703,181
	Singapore—5.2%
47,884	DBS Group Holdings, Ltd.	1,534,591
55,229	United Overseas Bank, Ltd.	1,470,803
		3,005,394
Shares		Value*
	South Korea—2.9%
11,110	DB Insurance Co., Ltd.	$775,810
13,365	LG Corp.	653,656
53,223	LX Holdings Corp.	248,011
		1,677,477
	Sweden—3.5%
3,940	Autoliv, Inc.	369,533
30,705	SKF AB, Class B	576,904
31,750	Trelleborg AB, Class B	1,087,906
		2,034,343
	Switzerland—12.0%
28,420	Nestlé SA, Registered	2,348,237
16,072	Novartis AG, Registered	1,573,061
6,570	Roche Holding AG	1,852,287
1,947	Zurich Insurance Group AG	1,157,565
		6,931,150
	United Kingdom—13.4%
113,836	BAE Systems plc	1,637,396
53,710	CNH Industrial NV	608,534
26,290	Computacenter plc	699,339
68,020	Diageo plc	2,161,652
40,695	Grafton Group plc	489,125
47,690	Howden Joinery Group plc	473,933
133,180	Inchcape plc	1,283,485
120,610	SThree plc	447,114
		7,800,578
	United States—13.7%
30,859	Bank of America Corp.	1,356,253
28,760	Enterprise Products Partners LP	901,914
27,445	FMC Corp.	1,334,101
9,602	Johnson & Johnson	1,388,641
875	Progressive Corp./The	209,659
30,645	Truist Financial Corp.	1,329,380
30,030	U.S. Bancorp	1,436,335
		7,956,283

TOTAL COMMON STOCKS (Cost $41,741,815)		52,316,029

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments
December 31, 2024 (Unaudited)
Shares		Value*

REGISTERED INVESTMENT COMPANY—9.4%
5,455,181	Dreyfus Government Securities Cash Management– Institutional Shares 4.34%(b) (Cost $5,455,181)	$5,455,181
INVESTMENTS IN SECURITIES (Cost $47,196,996)	99.6%	57,771,210
OTHER ASSETS AND LIABILITIES (Net)	0.4	246,071
NET ASSETS	100.0%	$58,017,281

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at December 31, 2024.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification
December 31, 2024 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Banks	13.3%
Chemicals	9.8
Pharmaceuticals	8.3
Machinery	7.2
Aerospace & Defense	6.1
Food Products	5.8
Beverages	5.0
Insurance	4.8
Professional Services	4.1
Trading Companies & Distributors	3.6
Air Freight & Logistics	3.2
Industrial Conglomerates	3.1
Automobile Components	2.8
Gas Utilities	2.5
Media	2.3
Distributors	2.2
Oil, Gas & Consumable Fuels	1.5
IT Services	1.2
Automobiles	1.2
Real Estate Management & Development	0.9
Building Products	0.8
Specialty Retail	0.5
Total Common Stocks	90.2
Registered Investment Company	9.4
Other Assets and Liabilities (Net)	0.4
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio Composition
December 31, 2024 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United States	14%
United Kingdom	13
Japan	12
Switzerland	12
France	9
Singapore	5
Hong Kong	4
Sweden	4
Other Countries(a)	17
Money Market Funds and Other Assets and Liabilities (Net)	10
Total	100%

(a)	“Other Countries” include Belgium, China, Finland, Germany, Mexico, Netherlands and South Korea

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
1. Valuation and Investment Practices
Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne International Value Fund; Tweedy, Browne International Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Under normal circumstances, portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”), unless, in the view of the Valuation Designee (the Investment Adviser has been appointed “Valuation Designee” by the Company’s Board of Directors), such price is not reliable, or there is significant market movement that calls for application of fair value factors provided by a third party, as described below. Under normal circumstances, portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading, unless, in the view of the Valuation Designee, such price is not reliable. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by the Valuation Designee pursuant to the Company’s Valuation Policies and Procedures, which were approved by the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Valuation Designee concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances (including certain market movements) selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values. This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such assets trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Under normal circumstances, debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Valuation Designee. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, unless the Valuation Designee determines, in good faith, that such value does not represent fair value, in which case the securities will be valued in the same manner as debt securities with a remaining maturity in excess of 60 days or otherwise fair valued. Investments in open-end mutual funds are valued at net asset value (NAV) except that stable NAV money funds held in a cash sweep vehicle will generally be priced at cost ($1).
Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of December 31, 2024. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.
International Value Fund	Total Value at December 31, 2024	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$4,390,170,289	$ 4,390,170,289	$ —	$—
Preferred Stocks	102,165,604	102,165,604	—	—
Registered Investment Company	93,133,434	93,133,434	—	—
U.S. Treasury Bill	49,434,084	—	49,434,084	—
Total Investments in Securities	4,634,903,411	4,585,469,327	49,434,084	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	125,913,470	—	125,913,470	—
Liability
Unrealized depreciation of forward exchange contracts	(6,086,555)	—	(6,086,555)	—
Total	$4,754,730,326	$4,585,469,327	$169,260,999	$—
International Value Fund II - Currency Unhedged	Total Value at December 31, 2024	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$ 189,081,548	$ 189,081,548	$ —	$—
Preferred Stocks	4,453,874	4,453,874	—	—
Registered Investment Company	4,374,663	4,374,663	—	—
Total	$197,910,085	$197,910,085	$—	$—
Value Fund	Total Value at December 31, 2024	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$ 368,254,301	$ 368,254,301	$ —	$—
Preferred Stocks	6,742,836	6,742,836	—	—
Registered Investment Company	11,482,561	11,482,561	—	—
U.S. Treasury Bill	3,973,742	—	3,973,742	—
Total Investments in Securities	390,453,440	386,479,698	3,973,742	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	8,063,554	—	8,063,554	—
Liability
Unrealized depreciation of forward exchange contracts	(249,868)	—	(249,868)	—
Total	$398,267,126	$386,479,698	$11,787,428	$—
Worldwide High Dividend Yield Value Fund	Total Value at December 31, 2024	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$ 52,316,029	$ 52,316,029	$ —	$—
Registered Investment Company	5,455,181	5,455,181	—	—
Total	$57,771,210	$57,771,210	$—	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.
Forward Exchange Contracts. International Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.
The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the International Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the International Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by International Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the nine months ended December 31, 2024:
Shares Held at 3/31/24	Name of Issuer†	Value at 3/31/24	Purchase Cost	Sales Proceeds	Value at 12/31/24	Shares Held at 12/31/24	Net Realized Gain (Loss) 4/1/24 12/31/24	Change in Net Unrealized Appreciation 4/1/24 to 12/31/24
—	CVS Group PLC	$—	$58,333,112	$—	$43,451,080	4,130,268	$—	$(14,882,032)
251,390	Lassonde Industries Inc, Class A	27,634,788	—	—	32,307,338	251,390	—	4,672,550
68,178	Phoenix Mecano AG, Registered	34,516,674	—	2,788,137	29,640,028	63,203	162,605	(2,251,114)
		$62,151,462	$58,333,112	$2,788,137	$105,398,446		$162,605	$(12,460,596)

†	Issuer countries: United Kingdom, Canada and Switzerland, respectively.
None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.